INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 55,849	$ 47,199
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	410	595
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 1,482	$ 19,192